Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Tax credit carryforwards amount				$ 31,000,000.0			$ 31,000,000.0	$ 29,800,000
Income tax benefit					$ 1,497,000	$ 881,000	$ 83,000	$ 1,185,000
Effective income tax rate percentage							(4.60%)	(16.10%)
Net loss					(1,282,000)	$ 9,804,000	$ 6,793,000	$ (4,367,000)
Tax adjustments, settlements and unusual provisions							0
Unrecognized tax benefits tax penalties expense							0
Unrecognized tax benefits income tax expense							0
Domestic Tax Authority [Member]
Deferred tax assets operating loss carryforwards subject to expiration				80,300,000			80,300,000	45,000,000.0
Deferred tax assets operating loss carryforwards not subject to expiration				43,300,000			43,300,000
State and Local Jurisdiction [Member]
Deferred tax assets operating loss carryforwards subject to expiration				48,600,000			48,600,000	$ 21,700,000
Operating loss carryforwards valuation allowance				300,000			300,000
CBRE Acquisition Holdings Inc [Member]
Income tax benefit	$ 0			$ 0	$ 0
Effective income tax rate percentage	0.00%			0.00%	0.00%
Liability for uncertain tax position	$ 0			$ 0	$ 0		$ 0
Net loss	$ (10,091,931)	$ (4,269,766)	$ 8,505,557	(2,500,565)	$ (5,856,140)
Tax adjustments, settlements and unusual provisions				$ 0